TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Statement of Additional Information

* * *

Effective immediately, the following information appearing in the “Officers” table contained in the “Board Members and Officers” sub-section of the Statement of Additional Information under the heading “Management of the Trust” is replaced in its entirety with the following:

Officers

The mailing address of each officer is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202. The following table shows information about the officers, including their year of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (1973)	Chairman of the Board, President and Chief Executive Officer	Since 2014	See Interested Board Members Table Above.
Joshua Durham (1973)	Vice President, Chief Operating Officer	Since 2022	Vice President and Chief Operating Officer, TF and TST (2022 – present);

	Interim Treasurer	Since 2024

Interim Treasurer, TF and TST (2024 – present);

Vice President and Chief Operating Officer, TAAVF (2022 – 2023);

Director, Senior Vice President, and Chief Operating Officer, TAM (2022 – present) and TFS (2022 – 2023);

Director, President and Chief Executive Officer, TFS (2023 – present);

Vice President, Transamerica Casualty Insurance Company (2016 – 2022);

Vice President (2004 – 2007 and 2012 – 2022), Responsible Officer (2017 – 2022), Transamerica Financial Life Insurance Company;

Vice President (2004 – 2007 and 2010 – 2022), Responsible Officer (2016 – 2022) Transamerica Life Insurance Company;

Chief Administrative Officer (2014 – 2016) and Senior Vice President (2009 – 2020), Transamerica Stable Value Solutions Inc.;

Vice President, Transamerica Premier Life Insurance Company (2010 – 2020);

Vice President, Transamerica Advisors Life Insurance Company (2016 – 2019);

Vice President, TAG Resources, LLC (2022);

Vice President, Transamerica Retirement Solutions, LLC (2017 – 2022).

Dennis P. Gallagher (1970)	Chief Legal Officer and Secretary	Since 2021; 2006 – 2014

Chief Legal Officer and Secretary, TF and TST (2021 – present and 2006 – 2014);

Chief Legal Officer and Secretary, TAAVF (2021 – 2023 and 2006 – 2014);

Chief Legal Officer and Assistant Secretary, TAM (2022 – present);

Associate General Counsel/Lead Attorney, TAM, Mutual Funds and Latin American Operations (2017 – 2021);

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years

Associate General Counsel/Chief Legal Officer, Latin American Operations and International Funds (2014 – 2017);

Director, Senior Vice President, General Counsel, Operations and Secretary, TAM (2006 – 2014);

Director, Senior Vice President, General Counsel, Chief Administrative Officer and Secretary, TFS (2006 – 2014);

Chairman of the Board, Aegon Global Funds (2013 – 2022); Board Member, Mongeral Aegon Seguros e Previdencia SA (2017 – 2022);

Assistant Secretary, TF, TST, TET and TAAVF (2019);

Vice President, General Counsel and Secretary, TPP, TPFG and TPFG II (2007 – 2014);

Assistant Vice President, TCI (2007 – 2014).

James Goundrey (1977)	Assistant Secretary	Since 2024

Assistant Secretary, TF and TST (2024 – present);

Assistant General Counsel, TAM (2022 – present);

Associate General Counsel, Edward D. Jones & Co. (2019 – 2022);

Vice President and Senior Counsel, State Street Global Advisors (2015-2019).

Molly Possehl (1978)	Anti-Money Laundering Officer	Since 2019

Anti-Money Laundering Officer, TF and TST (2019 – present);

Anti-Money Laundering Officer, TET (2019-2024);

Anti-Money Laundering Officer, TAAVF (2019 – 2023);

Anti-Money Laundering Compliance Officer and Fraud Officer, Transamerica Life Insurance Company/Aegon USA (2015 – present);

Senior Director, Compliance, Transamerica Life Insurance Company (2021 – present);

Assistant General Counsel, Transamerica Life Insurance Company/Aegon USA (2013 – 2021).

Francine J. Rosenberger (1967)	Chief Compliance Officer	Since 2019

Chief Compliance Officer, TF and TST (2019 – present);

Chief Compliance Officer, TET (2019 – 2024);

Chief Compliance Officer, TAAVF (2019 – 2023);

Co-Derivatives Risk Manager, TF and TST (2021 – present);

Co-Derivatives Risk Manager, TAAVF (2021 – 2023);

Chief Compliance Officer, TAM (2019 – present) and TFS (2022 – present);

General Counsel, Corporate Secretary and Fund Chief Compliance Officer, Steben & Company, Inc. (2013 – 2019).

Sean Ryan (1981)	Assistant Treasurer	Since 2024	Assistant Treasurer, TF and TST (2024 – present); Senior Manager of Fund Treasury, TAM (2022-present);

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Senior Director of Registered Fund Accounting (2021-2022) and Vice President of Registered Fund Accounting (2010 – 2021), SS&C ALPS.
Christopher A. Staples, CFA (1970)	Vice President and Chief Investment Officer, Advisory Services	Since 2005

Vice President and Chief Investment Officer, Advisory Services, TF and TST (2007 – present);

Vice President and Chief Investment Officer, TET (2017 – 2024);

Vice President and Chief Investment Officer, Advisory Services, TAAVF (2007 – 2023);

Vice President and Chief Investment Officer, Advisory Services, TPP, TPFG and TPFG II (2007 – 2018);

Director (2005 – 2019), Senior Vice President (2006 – present), Senior Director, Investments (2016 – present), Chief Investment Officer, Advisory Services (2012 – 2016) and Lead Portfolio Manager (2007 – present), TAM;

Director, TFS (2005 – 2019);

Trust Officer, Transamerica Trust Company (formerly, Massachusetts Fidelity Trust Company) (2010 – 2022);

Registered Representative (2007 – 2016), Transamerica Capital, Inc. (“TCI”);

Registered Representative, TFA (2005 – present).

Thomas R. Wald, CFA (1960)	Vice President and Chief Investment Officer	Since 2014

Chief Investment Officer, TF and TST (2014 – present); Chief Investment Officer, TET (2017 – 2024);

Chief Investment Officer, TAAVF (2014 – 2023);

Chief Investment Officer, TPP, TPFG and TPFG II (2014 – 2018);

Director, Akaan Transamerica, S.A. de C.V., Sociedad Operadora de Fondos de Inversión (2017 – 2020);

Chief Investment Officer, Transamerica Investments & Retirement (2014 – 2020);

Senior Vice President, Chief Investment Officer and Director, TAM (2014 – present);

Director, TFS (2019 – 2021);

Trust Officer, Transamerica Trust Company (formerly, Massachusetts Fidelity Trust Company) (2015 – 2022).

* Elected and serves at the pleasure of the Board of the Trust.

* * *

Investors Should Retain this Supplement for Future Reference

December 19, 2024